Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	NTPIF
Entity Registrant Name	Nam Tai Property Inc.
Entity Central Index Key	0000829365
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	60,203,214	58,334,115	40,547,379	39,347,991
Entity Interactive Data Current	No
Entity File Number	001-31583
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No. 2, Namtai Road, Gushu Community, Xixiang Township
Entity Address, Address Line Two	Baoan District
Entity Address, City or Town	Shenzhen City 518000, Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Title of 12(b) Security	Common shares, $0.01 par value per share
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	MRI MOORES ROWLAND LLP
Auditor Firm ID	6955
Auditor Location	Singapore
Business Contact
Document Information [Line Items]
Contact Personnel Name	Yuhua (Lillian) Zhang
Entity Address, Address Line One	No. 2, Namtai Road, Gushu Community, Xixiang Township
Entity Address, Address Line Two	Baoan District
Entity Address, City or Town	Shenzhen City 518000, Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	(852)
Local Phone Number	3955-2809